Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000219258 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short Duration High Yield Muni Active ETF
Class Name	iShares Short Duration High Yield Muni Active ETF
Trading Symbol	SHYM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short Duration High Yield Muni Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration High Yield Muni Active ETF	$17	0.33%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 478,382,061
Holdings Count | Holding	391
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$478,382,061
Number of Portfolio Holdings	391
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	0.1%
AA/Aa	6.1%
A	12.6%
BBB/Baa	8.4%
BB/Ba	15.4%
B	5.6%
CCC/Caa	0.1%
N/R	51.7%
Ten largest holdings
Security	Percent of Total Investments(a)
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40	2.7%
City & County of Denver Colorado RB AMT, 5.00%, 10/01/32	2.2%
New York Transportation Development Corp. RB AMT, 5.25%, 08/01/31	2.1%
Commonwealth of Puerto Rico Notes, 1.00%, 11/01/51	1.9%
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1.6%
New York Transportation Development Corp. RB AMT, 5.00%, 07/01/46	1.6%
City of Philadelphia Water & Wastewater Revenue RB, Series A, 5.00%, 10/01/42	1.5%
Southeast Energy Authority A Cooperative District RB, 5.00%, 01/01/56	1.4%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26	1.4%
California Infrastructure & Economic Development Bank RB, 12.00%, 01/01/65	1.3%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40	2.7%
City & County of Denver Colorado RB AMT, 5.00%, 10/01/32	2.2%
New York Transportation Development Corp. RB AMT, 5.25%, 08/01/31	2.1%
Commonwealth of Puerto Rico Notes, 1.00%, 11/01/51	1.9%
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1.6%
New York Transportation Development Corp. RB AMT, 5.00%, 07/01/46	1.6%
City of Philadelphia Water & Wastewater Revenue RB, Series A, 5.00%, 10/01/42	1.5%
Southeast Energy Authority A Cooperative District RB, 5.00%, 01/01/56	1.4%
Port of Beaumont Navigation District RB, 10.00%, 07/01/26	1.4%
California Infrastructure & Economic Development Bank RB, 12.00%, 01/01/65	1.3%
(a)Excludes money market funds.
C000225367 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Intermediate Muni Income Active ETF
Class Name	iShares Intermediate Muni Income Active ETF
Trading Symbol	INMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Intermediate Muni Income Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Muni Income Active ETF	$15	0.29%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
Net Assets	$ 342,049,377
Holdings Count | Holding	344
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$342,049,377
Number of Portfolio Holdings	344
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	16.2%
AA/Aa	48.1%
A	22.9%
BBB/Baa	6.6%
BB/Ba	2.6%
B	0.3%
N/R	3.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Colorado State Education Loan Program, 5.00%, 06/30/26	2.7%
Conroe Independent School District GO, 5.00%, 02/15/43	2.0%
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/40	1.7%
Commonwealth of Pennsylvania GO, 5.00%, 04/01/42	1.7%
Minnesota Housing Finance Agency, 6.00%, 01/01/53	1.5%
Tennessee Energy Acquisition Corp. RB, 5.00%, 11/01/34	1.4%
California Community Choice Financing Authority RB, 5.00%, 10/01/56	1.4%
Massachusetts Clean Water Trust.(The), 5.00%, 02/01/43	1.3%
State Public School Building Authority RB, 5.00%, 06/01/32	1.1%
Matagorda County Navigation District No. 1, 4.00%, 06/01/30	1.0%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Colorado State Education Loan Program, 5.00%, 06/30/26	2.7%
Conroe Independent School District GO, 5.00%, 02/15/43	2.0%
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/40	1.7%
Commonwealth of Pennsylvania GO, 5.00%, 04/01/42	1.7%
Minnesota Housing Finance Agency, 6.00%, 01/01/53	1.5%
Tennessee Energy Acquisition Corp. RB, 5.00%, 11/01/34	1.4%
California Community Choice Financing Authority RB, 5.00%, 10/01/56	1.4%
Massachusetts Clean Water Trust.(The), 5.00%, 02/01/43	1.3%
State Public School Building Authority RB, 5.00%, 06/01/32	1.1%
Matagorda County Navigation District No. 1, 4.00%, 06/01/30	1.0%
(a)Excludes money market funds.
C000238207 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Floating Rate Loan Active ETF
Class Name	iShares Floating Rate Loan Active ETF
Trading Symbol	BRLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Floating Rate Loan Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Loan Active ETF	$27	0.53%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[3]
Net Assets	$ 59,315,616
Holdings Count | Holding	448
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$59,315,616
Number of Portfolio Holdings	448
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.9%
BBB/Baa	8.7%
BB/Ba	29.2%
B	53.4%
CCC/Caa	2.3%
C	0.1%
D	0.0	%(b)
N/R	5.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	38.5%
5-10 Years	60.4%
More than 20 Years	0.9%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000239899 [Member]
Shareholder Report [Line Items]
Fund Name	iShares AAA CLO Active ETF
Class Name	iShares AAA CLO Active ETF
Trading Symbol	CLOA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares AAA CLO Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares AAA CLO Active ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[4]
Net Assets	$ 1,456,775,876
Holdings Count | Holding	373
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,456,775,876
Number of Portfolio Holdings	373
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.3%
5-10 Years	6.3%
10-15 Years	93.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Serenity-Peace Park Clo Ltd., 5.25%, 10/24/38	1.1%
OHA Credit Funding 7 Ltd., 4.95%, 07/19/38	1.0%
BlueMountain CLO XXXV Ltd., 5.09%, 10/22/37	0.9%
Warwick Capital CLO 1 Ltd., 4.95%, 10/20/38	0.9%
OHA Credit Funding 3 Ltd., 4.99%, 01/20/38	0.9%
Sandstone Peak II Ltd., 5.08%, 07/20/38	0.8%
Barings CLO Ltd., 5.11%, 10/15/38	0.8%
AIMCO CLO 10 Ltd., 5.08%, 07/22/37	0.8%
RAD CLO 27 Ltd., 4.99%, 01/15/38	0.7%
CBAMR Ltd., 4.95%, 10/20/38	0.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Serenity-Peace Park Clo Ltd., 5.25%, 10/24/38	1.1%
OHA Credit Funding 7 Ltd., 4.95%, 07/19/38	1.0%
BlueMountain CLO XXXV Ltd., 5.09%, 10/22/37	0.9%
Warwick Capital CLO 1 Ltd., 4.95%, 10/20/38	0.9%
OHA Credit Funding 3 Ltd., 4.99%, 01/20/38	0.9%
Sandstone Peak II Ltd., 5.08%, 07/20/38	0.8%
Barings CLO Ltd., 5.11%, 10/15/38	0.8%
AIMCO CLO 10 Ltd., 5.08%, 07/22/37	0.8%
RAD CLO 27 Ltd., 4.99%, 01/15/38	0.7%
CBAMR Ltd., 4.95%, 10/20/38	0.7%
(a)	Excludes money market funds.

C000242803 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Flexible Income Active ETF
Class Name	iShares Flexible Income Active ETF
Trading Symbol	BINC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Flexible Income Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Flexible Income Active ETF	$20	0.39%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[5]
Net Assets	$ 16,492,295,422
Holdings Count | Holding	4,718
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$16,492,295,422
Number of Portfolio Holdings	4,718
Portfolio Turnover Rate	168%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	37.3%
U.S. Government & Agency Obligations	22.0%
Collateralized Mortgage Obligations	18.9%
Asset-Backed Securities	16.5%
Foreign Government Obligations	9.3%
Investment Companies	2.7%
Floating Rate Loan Interests	1.4%
Convertible Bonds	0.1%
Fixed Rate Loan Interests	0.0	%(b)
Municipal Debt Obligations	0.0	%(b)
Preferred Stocks	0.0	%(b)
Common Stocks	0.0	%(b)
TBA Sales Commitments	(8.2)%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	23.5%
AA/Aa	14.6%
A	6.1%
BBB/Baa	8.9%
BB/Ba	18.3%
B	11.1%
CCC/Caa	1.2%
CC/Ca	0.0	%(b)
C	0.1%
D	0.0	%(b)
N/R	16.2%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000242862 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short-Term California Muni Active ETF
Class Name	iShares Short-Term California Muni Active ETF
Trading Symbol	CALI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term California Muni Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term California Muni Active ETF	$10	0.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[6]
Net Assets	$ 260,657,022
Holdings Count | Holding	177
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$260,657,022
Number of Portfolio Holdings	177
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	8.0%
AA/Aa	64.7%
A	25.9%
BBB/Baa	0.9%
N/R	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Bay Area Toll Authority, VRDN, 2.85%, 02/03/26	4.2%
City of Modesto Water Revenue COP, VRDN, 1.80%, 02/07/26	3.6%
Municipal Water District of Orange County Water Facilities Corp. COP, VRDN, 1.51%, 02/07/26	2.9%
Metropolitan Water District of Southern California, VRDN, 1.50%, 02/07/26	2.3%
Southern California Public Power Authority RB, 5.00%, 09/01/30	2.0%
Pasadena California GO, VRDN, 3.20%, 02/03/26	1.9%
State of California GO, VRDN, 1.38%, 02/07/26	1.9%
California Community Choice Financing Authority RB, 5.00%, 08/01/29	1.8%
California Public Finance Authority VRDN, 2.70%, 02/03/26	1.8%
San Diego Public Facilities Financing Authority RB, VRDN, 2.36%, 02/07/26	1.8%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Bay Area Toll Authority, VRDN, 2.85%, 02/03/26	4.2%
City of Modesto Water Revenue COP, VRDN, 1.80%, 02/07/26	3.6%
Municipal Water District of Orange County Water Facilities Corp. COP, VRDN, 1.51%, 02/07/26	2.9%
Metropolitan Water District of Southern California, VRDN, 1.50%, 02/07/26	2.3%
Southern California Public Power Authority RB, 5.00%, 09/01/30	2.0%
Pasadena California GO, VRDN, 3.20%, 02/03/26	1.9%
State of California GO, VRDN, 1.38%, 02/07/26	1.9%
California Community Choice Financing Authority RB, 5.00%, 08/01/29	1.8%
California Public Finance Authority VRDN, 2.70%, 02/03/26	1.8%
San Diego Public Facilities Financing Authority RB, VRDN, 2.36%, 02/07/26	1.8%
(a)Excludes money market funds.
C000246586 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Total Return Active ETF
Class Name	iShares Total Return Active ETF
Trading Symbol	BRTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Total Return Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Total Return Active ETF	$19	0.37%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[7]
Net Assets	$ 537,063,726
Holdings Count | Holding	2,716
Investment Company Portfolio Turnover	411.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$537,063,726
Number of Portfolio Holdings	2,716
Portfolio Turnover Rate	411%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa	47.7%
AA/Aa	9.7%
A	6.4%
BBB/Baa	9.9%
BB/Ba	4.0%
B	1.8%
CCC/Caa	0.5%
CC/Ca	0.1%
C	0.2%
D	0.0	%(b)
N/R	19.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	1.2%
1-5 Years	17.2%
5-10 Years	31.5%
10-15 Years	10.6%
15-20 Years	5.7%
More than 20 Years	33.8%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000255648 [Member]
Shareholder Report [Line Items]
Fund Name	iShares BBB-B CLO Active ETF
Class Name	iShares BBB-B CLO Active ETF
Trading Symbol	BCLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares BBB-B CLO Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB-B CLO Active ETF	$23	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[8]
Net Assets	$ 74,886,709
Holdings Count | Holding	48
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$74,886,709
Number of Portfolio Holdings	48
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2026)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	4.1%
10-15 Years	95.9%
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Partners XIV Ltd., 6.52%, 07/21/37	5.5%
Palmer Square CLO Ltd., 6.32%, 01/15/38	4.6%
GoldenTree Loan Management U.S. CLO 10 Ltd., 6.77%, 10/20/37	4.2%
Apidos CLO L, 6.47%, 01/20/38	4.0%
Birch Grove CLO 11 Ltd., 6.77%, 01/22/38	3.5%
Golub Capital Partners CLO 58B-R Ltd., 6.57%, 10/25/37	3.4%
GoldenTree Loan Management U.S. CLO 17 Ltd., 6.47%, 01/20/39	3.4%
Golub Capital Partners CLO 74 B Ltd., 6.87%, 07/25/37	3.1%
Palmer Square CLO Ltd., 6.32%, 01/20/38	3.1%
Ballyrock CLO 28 Ltd., 6.47%, 01/20/38	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
OHA Credit Partners XIV Ltd., 6.52%, 07/21/37	5.5%
Palmer Square CLO Ltd., 6.32%, 01/15/38	4.6%
GoldenTree Loan Management U.S. CLO 10 Ltd., 6.77%, 10/20/37	4.2%
Apidos CLO L, 6.47%, 01/20/38	4.0%
Birch Grove CLO 11 Ltd., 6.77%, 01/22/38	3.5%
Golub Capital Partners CLO 58B-R Ltd., 6.57%, 10/25/37	3.4%
GoldenTree Loan Management U.S. CLO 17 Ltd., 6.47%, 01/20/39	3.4%
Golub Capital Partners CLO 74 B Ltd., 6.87%, 07/25/37	3.1%
Palmer Square CLO Ltd., 6.32%, 01/20/38	3.1%
Ballyrock CLO 28 Ltd., 6.47%, 01/20/38	2.7%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.